Class I | Calvert International Opportunities Fund
CALVERT INTERNATIONAL OPPORTUNITIES FUND Class (Ticker): I (COIIX)
INVESTMENT OBJECTIVE
The Fund seeks long-term capital appreciation through holdings that meet the Fund’s investment criteria, including financial, sustainability and social responsibility factors. This objective may be changed by the Fund’s Board of Directors without shareholder approval.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Class I Calvert International Opportunities Fund
Redemption fee (as a % of amount redeemed or exchanged within 7 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		Class I Calvert International Opportunities Fund
Management fees		0.95%
Distribution and service (12b-1) fees		none
Other expenses		0.75%
Total annual fund operating expenses		1.70%
Less fee waiver and/or expense reimbursement	[1]	(0.50%)
Net expenses		1.20%
[1]	The investment advisor has agreed to contractually limit direct net annual fund operating expenses to 1.20% through January 31, 2014. Only the Board of Directors of the Fund may terminate the Fund's expense limitation before the contractual period expires.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:
  you invest $1,000,000 in the Fund for the time periods indicated;
  your investment has a 5% return each year;
  the Fund’s operating expenses remain the same; and
  any Calvert expense limitation is in effect for the period indicated in the fee table above.
Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Class I Calvert International Opportunities Fund	12,228	48,694	87,607	196,697

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 56% of its portfolio’s average value.
INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
The Fund invests primarily in common and preferred stocks of non-U.S. small-cap to mid-cap companies, which the Fund defines as companies whose market capitalization falls within the range of the Morgan Stanley Capital International (“MSCI”) Europe, Australasia and Far East (“EAFE”) Small-Mid (“SMID”) Index. As of December 31, 2012, the market capitalization of the MSCI EAFE SMID companies ranged from $43 million to $41 billion with a weighted median level of $3.6 billion and a weighted average level of $4.6 billion. MSCI Barra reassesses the MSCI EAFE SMID Index quarterly and conducts full updating reviews twice per year and partial reviews in the other two quarters.

The Fund normally seeks to have a weighted average market capitalization between $2 billion and $5 billion.

The Fund invests no more than 10% of its net assets in U.S. companies (excluding High Social Impact and Special Equities investments). See “Special Investment Programs” in this Prospectus.

The Fund primarily holds stocks of companies in developed countries but as an internationally diverse fund, it may invest in any geographic region of the world (at least three different countries) if a Subadvisor deems the company attractive. The stock selection process of each Subadvisor does not utilize a predetermined geographic allocation, and each Subadvisor primarily uses a bottom-up approach focused on fundamental analysis of stocks of individual companies across all geographic regions. The Advisor attempts to control the portfolio’s risk level and maximize the Fund’s return potential relative to the MSCI EAFE SMID benchmark by balancing the risks and opportunities between the portion of the portfolio managed by each Subadvisor. The Advisor may shift allocations between the Subadvisors depending on market conditions, the Subadvisors’ respective style biases, and performance opportunities. The Fund may invest up to 20% of its assets in securities of issuers in emerging market countries. The securities in which the Fund invests are often denominated and traded in foreign currencies.

Attractive companies are identified through a combination of valuation and growth metrics that seeks to identify companies with a sustainable competitive advantage. Stocks chosen for the Fund combine growth and value characteristics or offer the opportunity to buy growth at a reasonable price.

The Fund may invest in American Depositary Receipts (“ADRs”), which may be sponsored or unsponsored, and Global Depositary Receipts (“GDRs”).

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples’ rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund’s sustainable and socially responsible investment criteria. Investments must be consistent with the Fund’s current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.
Principal Risks
You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result. The Advisor’s allocation of Fund assets between the portion of the portfolio managed by each Subadvisor may cause the Fund to underperform.

Stock Market Risk. The market prices of stocks held by the Fund may fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Preferred Stock Risk. The market value of preferred stock generally decreases when interest rates rise and is affected by the issuer’s ability to make payments on the preferred stock.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include ADRs and GDRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. GDRs can involve direct currency risk since, unlike ADRs, they may not be U.S. dollar-denominated. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.

Foreign Currency Transactions Risk. Transactions in foreign currency in connection with the purchase and sale of investments in foreign markets may result in foreign currency exposure and the potential for losses due to fluctuations in currency exchange rates. These losses may occur without regard to the quality or performance of the investment itself. Foreign currency transactions may also prevent the Fund from realizing profits on favorable movements in exchange rates.

Emerging Markets Risk. The risks of investing in emerging market securities are greater than those of investing in securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

Small-Cap and Mid-Cap Company Risk. Prices of small-cap and mid-cap stocks can be more volatile than those of larger, more established companies. Small-cap and mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Growth Company Risk. Prices of growth company securities may fall more than the overall equity markets due to changing economic, political or market conditions or disappointing growth company earnings results. Growth stocks also generally lack the dividends of some value stocks that can cushion stock prices in a falling market.

Valuation Risk. A stock judged to be undervalued by a Subadvisor may actually be appropriately priced, and it may not appreciate as anticipated.

Multi-Manager Risk. While the Advisor monitors the overall management of the Fund, the Subadvisors make investment decisions independently from each other. It is possible that the Subadvisors’ investment styles may not always be complementary, which could affect the performance and transaction costs of the Fund.
Performance
The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund’s performance over time with that of an index and an average.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.
Calendar Year Total Returns

	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	6/30/09	24.14%
Worst Quarter (of periods shown)	12/31/08	-24.10%

Average Annual Total Returns (as of 12/31/12)
Average Annual Total Returns Class I	1 Year	5 Years	Since Inception	Inception Date
Calvert International Opportunities Fund	25.53%	(2.18%)	(1.30%)	May 31, 2007
Calvert International Opportunities Fund Return after taxes on distributions	25.45%	(2.16%)	(1.28%)	May 31, 2007
Calvert International Opportunities Fund Return after taxes on distributions and sale of Fund shares	17.13%	(1.64%)	(0.91%)	May 31, 2007
Calvert International Opportunities Fund MSCI EAFE SMID Index (reflects no deduction for fees, expenses or taxes)	19.43%	(1.71%)	(2.89%)	May 31, 2007
Calvert International Opportunities Fund Lipper International Small Mid Cap Core Funds Avg. (reflects no deduction for taxes)	19.82%	(1.54%)	(2.62%)	May 31, 2007